As filed with the Securities and Exchange Commission on May 14, 2012

1933 Act File No. 002-38679

1940 Act File No. 811-02064

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 67	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 67	☒

(Check appropriate box or boxes)

Pax World Funds Series Trust I

(Exact Name of Registrant as Specified in Charter)

30 Penhallow Street, Suite 400

Portsmouth, New Hampshire 03801

(Address of Principal Executive Offices) (Zip Code)

(800) 767-1729

(Registrant’s Telephone Number, Including Area Code)

Joseph F. Keefe

Pax World Management Corp.

30 Penhallow Street, Suite 400

Portsmouth, New Hampshire 03801

(Name and Address of Agent for Service)

Copies of Communications to:

Gregory D. Sheehan, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Approximate Date of Proposed Public Offering: As soon as possible following the effectiveness of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Portsmouth, and State of New Hampshire on the 14th day of May, 2012.

PAX WORLD FUNDS SERIES TRUST I
(Registrant)

By:	/s/ Joseph F. Keefe
Joseph F. Keefe, President and
Chief Executive Officer

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date
/s/ Joseph F. Keefe Joseph F. Keefe	Trustee, Chief Executive Officer (Principal Executive Officer)	May 14, 2012

/s/ Alicia K. DuBois Alicia K. DuBois	Treasurer (Principal Financial and Accounting Officer)	May 14, 2012

Adrian P. Anderson* Adrian P. Anderson	Trustee	May 14, 2012

Carl H. Doerge, Jr.* Carl H. Doerge, Jr.	Trustee	May 14, 2012

Cynthia Hargadon* Cynthia Hargadon	Trustee	May 14, 2012

Louis F. Laucirica* Louis F. Laucirica	Trustee	May 14, 2012

John L. Liechty* John L. Liechty	Trustee	May 14, 2012

Laurence A. Shadek* Laurence A. Shadek	Trustee	May 14, 2012

Nancy S. Taylor* Nancy S. Taylor	Trustee	May 14, 2012

*By:	/s/ Joseph F. Keefe
Joseph F. Keefe
As Attorney-in-Fact
May 14, 2012